Related-Party Transactions (Details) - USD ($)					1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 11, 2020	Jan. 13, 2020	Nov. 11, 2019	Dec. 11, 2018	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Related-Party Transactions (Details) [Line Items]
Percentage of development Costs						4.00%		4.00%
Costs incurred						$ 677,359	$ 107,698	$ 886,305	$ 1,214,580
General administrative expenses						$ 0	327,948
Property Operating Expenses								211	$ 344,425
Commissions fee								15,000
Financing from constellation		$ 9,900,000
Membership purchase agreement	On March 10, 2016, the Company entered into a license agreement with PFHOF, whereby the Company has the ability to license and use certain intellectual property from PFHOF in exchange for the Company paying a fee based on certain sponsorship revenue and expenses.
License agreement, description				the license agreement was amended to change the calculation of the fee to be 20% of eligible sponsorship revenue. The license agreement expires on December 31, 2033. During the three months ended September 30, 2020 and 2019, the Company recognized expenses of $525,733 and $309,745, respectively, and for the nine months ended September 30, 2020 and 2019, the Company recognized $1,991,955 and $1,239,033, respectively, which are included in property operating expenses on the Company’s unaudited condensed consolidated statements of operations.
Media license agreement, description			the Company entered into a Media License Agreement with PFHOF that terminates on December 31, 2034. In consideration of any license granted to the Company, the Company agreed to pay to PFHOF a license fee that will be agreed upon between the Company and PFHOF. The license fee will be $225,000 for each license that will increase by 3% on a year-over-year basis after the first five years of the Media License Agreement. The Company must pay to PFHOF minimum guaranteed license fees of $1,250,000 each year during the term. After the first five years of the agreement, the minimum guarantee shall increase by 3% on a year-over-year basis.
IRG Affiliate [Member]
Related-Party Transactions (Details) [Line Items]
Costs incurred							$ 45,000	$ 90,000
PFHOF [Member]
Related-Party Transactions (Details) [Line Items]
Description of services agreement					the HOF Village entered into the Shared Services Agreement with PFHOF. Under the agreement, PFHOF and HOF Village mutually reduced certain outstanding amounts owed between the parties, with PFHOF forgiving $5.15 million owed by HOF Village and HOF Village forgiving $1.2 million owed by PFHOF, which effectively resulted in no outstanding amounts owed between the parties as of March 31, 2020. Additionally, the Company wrote-off the Tom Benson statue, which was valued as of the date of the Shared Services Agreement at $251,000 while the Company had valued it at $300,000. As this is a related party transaction, the Company recorded the resulting difference of $3,699,000 as a contribution from one of its members in the Company’s condensed consolidated balance sheet.